Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) - On recurring basis $ in Thousands	Dec. 31, 2018 USD ($)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Recurring measurements:
Investment in available for sale debt securities	$ 4,961
Total	4,961
Unobservable Inputs (Level 3)
Recurring measurements:
Investment in affiliate - Heidmar (Note 10)	34,000
Total	$ 34,000